State Street Instituational Investment Trust
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Refer To: David James

Direct Line: 617-662-1742

E-Mail: djames@statestreet.com

July 11, 2014	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	State Street Institutional Investment Trust (the “Registrant”)
Post-Effective Amendment No. 58 under the Securities Act of 1933, as amended (the “1933 Act”)
File Nos. 333-30810
811-09819

Ladies and Gentlemen:

Pursuant to Rule 8b-16 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), Regulation S-T, Rules 472 and 485(a)(1) promulgated under the 1933 Act, submitted electronically for filing via EDGAR on behalf of the Registrant, is Post-Effective Amendment No. 58 under the 1933 Act and Post-Effective Amendment No. 59 under the 1940 Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 for the purpose of adding Class G shares to the State Street Institutional U.S. Government Money Market Fund, a series of the Registrant. Pursuant to the Commission’s Release No. 33-6510, the Registrant is requesting selective review of only those sections of the Amendment that pertain directly to the Class G shares. The investment objectives, strategies and risks, management information and most other material aspects remain unchanged by the Amendment from the Registrant’s Post-Effective Amendment No. 54 under the 1933 Act and Post-Effective Amendment No. 55 under the 1940 Act to the Registration Statement, filed with the Commission on June 24, 2014 (SEC Accession No. 0001193125-14-247355). The revisions effected by the Amendment relate primarily to the fees and expenses sections, which have been modified to apply to the Class G shares.

If you have any questions concerning this filing, please contact the undersigned at (617) 662-1742.

Very truly yours,

/s/ David James

David James

Secretary and Chief Legal Officer